Accounting Policies - Schedule of Exchange Rates to Convert the Financial Statements (Details)	8 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Euro per US-Dollar [Member]
Schedule of Exchange Rates To Convert The Financial Statements [Line Items]
Spot rate		1.175	1.0389	1.105
Average rate		1.13	1.0824	1.0813
Euro per CHF [Member]
Schedule of Exchange Rates To Convert The Financial Statements [Line Items]
Spot rate		0.926	0.9412	0.9797
Average rate	0.9631		0.9526